UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-22560

Plainsboro Funds

(Exact name of registrant as specified in charter)

4 Windmill Ct., Plainsboro, NJ 08536

(Address of principal executive offices)(Zip code)

Capitol Services, Inc., Dover, DE 19901

(Name and address of agent for service)

Copy to:

Yang Xiang Plainsboro Global Capital Inc. 4 Windmill Court Plainsboro, New Jersey 08536 (609) 356-9922	John H. Lively The Law Offices of John H. Lively& Associates, Inc. A Member Firm of The 1940 Act Law GroupTM 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211 (913) 660-0778

Registrant's telephone number, including area code: (609) 356-9922

Date of fiscal year end: August 31

Date of reporting period: February 28, 2014

Item 1.  Reports to Stockholders.

PLAINSBORO FUNDS

Plainsboro China Fund

SEMI-ANNUAL REPORT

February 28, 2014

(UNAUDITED)

PLAINSBORO CHINA FUND

PORTFOLIO SECTOR ILLUSTRATION

FEBRUARY 28, 2014 (UNAUDITED)

Portfolio Summary at February 28, 2014:

Country
China	56%
Hong Kong	28%
Cash and Net Other Assets	16%
100%

Top Ten Holdings at February 28, 2014:

Holdings	% of Net Assets
Jiayuan.com International Ltd.	13%
Baidu, Inc.	13%
TAL Education Group	8%
Luk Fook Holdings International Ltd.	7%
Le Saunda Holdings Ltd.	5%
Autohome, Inc.	5%
SJM Holdings Ltd.	4%
Airmedia Group, Inc.	4%
Brilliance China Automotive Holdings Ltd.	3%
Value Partners Group Ltd.	3%
65%

PLAINSBORO CHINA FUND

PORTFOLIO ILLUSTRATION

FEBRUARY 28, 2014 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors while the underlying securities are represented as a percentage of the portfolio of investments.

	Plainsboro China Fund
	Schedule of Investments
	February 28, 2014 (Unaudited)

Shares		Value

COMMON STOCKS - 84.42%

Automobiles - 3.20%
36,000	Brilliance China Automotive Holdings Ltd.	$ 54,831

Banks - 3.00%
7,802	China Merchants Bank Co., Ltd. *	13,693
32,000	Industrial & Commercial Bank China Ltd. 'H'cny 1 *	19,174
27,000	China Construction Bank Corp. 'H'cny 1 *	18,544
		51,411
Educational Services - 8.32%
6,000	TAL Education Group *	142,320

Hotels, Casinos & Leisure Facilities - 4.26%
22,700	SJM Holdings Ltd.	72,833

Household Goods & Electronics - 1.83%
18,000	Man Wah Holdings Ltd.	31,312

Media & Entertainment - 2.39%
134,000	Pico Far East Holding Ltd. *	40,922

Other Financials - 2.57%
68,000	Value Partners Group Ltd. *	43,899

Retail-Retail Stores, NEC - 2.44%
150,000	Parkson Retail Group Ltd.	41,749

Services-Advertising Agencies - 4.23%
28,251	Airmedia Group, Inc. ADR *	72,323

Services-Business Services, NEC - 1.85%
1,400	Perfect World Co., Ltd., Class B ADR *	31,668

Services-Computer Processing & Data Preparation - 21.25%
2,200	Autohome, Inc. *	90,640
30,400	Jiayuan.com International Ltd. ADR *	223,744
530	SouFun Holdings Ltd. ADR *	41,753
100	YY, Inc., Class A *	7,529
		363,666
Services-Computer Programming, Data Processing, Etc. - 13.06%
1,308	Baidu, Inc. ADR *	223,576

Textile, Clothing & Accessories - 15.97%
180,000	China Dongxiang Group Co.	35,719
8,000	Chow Sang Sang Holdings International Ltd.	23,194
196,000	Le Saunda Holdings Ltd.	91,426
36,000	Luk Fook Holdings International Ltd.	122,929
		273,268
Transportation - 0.05%
1,000	Zhejiang Expressway Co. Ltd.	877

TOTAL FOR COMMON STOCKS (Cost $1,214,478) - 84.42%		1,444,655

SHORT-TERM INVESTMENTS - 14.73%
252,112	Fifth Third Banksafe Trust 0.00% **	252,112
TOTAL SHORT-TERM INVESTMENTS (Cost $252,112) - 14.73%		252,112

TOTAL INVESTMENTS (Cost $1,466,590) - 99.15%		1,696,767

OTHER ASSETS LESS LIABILITIES - 0.85%		14,587

NET ASSETS - 100.00%		$ 1,711,354

ADR - American Depository Receipt
* Non-income producing security during the period.
** Variable rate security; the money market rate shown represents the yield at February 28, 2014.
The accompanying notes are an integral part of these financial statements.

Plainsboro China Fund
Statement of Assets and Liabilities
February 28, 2014 (Unaudited)

Assets:
Investments, at Value (Cost $1,466,590)	$ 1,696,767
Cash	500
Receivable:
Securities Sold	77,565
Dividends and Interest	2
Total Assets	1,774,834

Liabilities:
Securities Purchased	59,974
Advisory Fees	2,697
Service Fees	809
Total Liabilities	63,480

Net Assets	$ 1,711,354

Net Assets Consist of:
Paid In Capital	$ 1,267,003
Accumulated Undistributed Net Investment Loss	(36,106)
Accumulated Realized Gain on Investments	250,280
Unrealized Appreciation in Value of Investments	230,177
Net Assets, for 122,458 Shares Outstanding (Unlimited number
of shares authorized without par value)	$ 1,711,354

Net Asset Value Per Share and Offering Price ($1,711,354/122,458)	$ 13.98

Minimum Redemption Price Per Share *	$ 13.70

* The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.
The accompanying notes are an integral part of these financial statements.

Plainsboro China Fund
Statement of Operations
For the six months ended February 28, 2014 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $155)	$ 7,729
Interest	3
Total Investment Income	7,732

Expenses:
Advisory Fees (Note 4)	7,714
Services Fees (Note 4)	2,314
Total Expenses	10,028

Net Investment Loss	(2,296)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	215,585
Net Change in Unrealized Appreciation on Investments	118,212
Net Realized and Unrealized Gain on Investments	333,797

Net Increase in Net Assets Resulting from Operations	$ 331,501

The accompanying notes are an integral part of these financial statements.

Plainsboro China Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	2/28/2014	8/31/2013
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ (2,296)	$ 45,682
Net Realized Gain on Investments	215,585	205,970
Unrealized Appreciation on Investments	118,212	207,368
Net Increase in Net Assets Resulting from Operations	331,501	459,020

Distributions to Shareholders (Note 7):
Net Investment Income	(33,809)	(78,381)
Realized Gains	(216,617)	-
Total Dividends and Distributions Paid to Shareholders	(250,426)	(78,381)

Capital Share Transactions (Note 5):
Proceeds from Sale of Shares	25,000	12,125
Shares Issued on Reinvestment of Dividends	250,426	78,381
Cost of Shares Redeemed	(40)	(8)
Net Increase in Net Assets from Shareholder Activity	275,386	90,498

Net Assets:
Net Increase in Net Assets	356,461	471,137
Beginning of Period	1,354,893	883,756
End of Period (Including Accumulated Undistributed	$ 1,711,354	$ 1,354,893
Net Investment Income of $0 and $0, respectively)

The accompanying notes are an integral part of these financial statements.

Plainsboro China Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Year Ended	Period Ended
	2/28/2014		8/31/2013	8/31/2012	(a)

Net Asset Value, at Beginning of Period	$ 13.28		$ 9.45	$ 10.00

Income From Investment Operations:
Net Investment Income *	(0.02)		0.46	0.26
Net Gain (Loss) on Securities (Realized and Unrealized)	3.15		4.21	(0.70)
Total from Investment Operations	3.13		4.67	(0.44)

Distributions from:
Net Investment Income	(0.33)		(0.84)	(0.11)
Realized Gains	(2.10)		-	-
Total from Distributions	(2.43)		(0.84)	(0.11)

Net Asset Value, at End of Period	$ 13.98		$ 13.28	$ 9.45

Total Return **	24.36%	(c)	51.59%	(4.44)%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1,711		$ 1,355	$ 884
Ratio of Expenses to Average Net Assets	1.30%	(b)	1.30%	1.30%	(b)
Ratio of Net Investment Income to Average Net Assets	(0.30)%	(b)	4.07%	2.65%	(b)
Portfolio Turnover	67.17%	(c)	71.53%	34.58%	(c)

(a) The Fund commenced investment operations on October 11, 2011.
(b) Annualized.
(c) Not Annualized
* Net Investment Income/Loss per share amounts were calculated using the average shares method.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the fund assuming reinvestment of dividends and is not annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

PLAINSBORO CHINA FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2014 (UNAUDITED)

Note 1. Organization

The Plainsboro Funds (the “Trust”) is an open-end management investment company organized as a statutory trust under the laws of Delaware by the filing of a Certificate of Trust on May 13, 2011. The Trust currently consists of one series of shares of beneficial interest (“shares”) called the Plainsboro China Fund (the “Fund”).  The Fund is a non-diversified fund.  The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of each series.  Each share of the Fund represents an equal proportionate interest in the Fund with each other share of the Fund and is entitled to a proportionate interest in the dividends and distributions from the Fund. The shares of the Fund do not have any preemptive rights. The investment adviser to the Fund is Plainsboro Global Capital Inc. (the "Adviser").

The Plainsboro China Fund seeks long-term capital appreciation.  The Fund’s investment objective may be changed without shareholder approval.  The Fund will provide 60 days advance notice of any change in the investment objective.

Note 2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

Share Valuation - The price (net asset value) of the Fund’s shares is normally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. The price is determined by dividing the value of its securities, plus all other assets and less all liabilities, by the number of shares outstanding. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Security Transaction Timing - Security transactions are recorded on the dates transactions are entered into (the trade dates). Dividend income and distributions to shareholders are recognized on the ex-dividend date. Interest income is recognized on an accrual basis.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.

Foreign Currency Translations: The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions.

Income Taxes – The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to their shareholders. The Fund intends to declare and pay distributions on an annual basis and expects that distributions will consist primarily of capital gains.  The Fund intends to distribute substantially all of its net investment income and net realized capital gains to its shareholders. Therefore, no federal income tax provision is required.

In addition, US Generally Accepted Accounting Principles (“GAAP”) requires management of the Fund to analyze all open tax years, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities. For the six months ended February 28, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders - The Fund will distribute its net realized capital gains, if any, on an annual basis and in the form of dividends to its shareholders. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Funds.

Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Other - The Fund records security transactions on the trade date.  Dividend income is recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the specific identification method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Note 3. Security Valuation

As described in Note 2, all investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three Levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements - A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities (common stock including ADR’s and exchange traded funds) - Equity securities are valued by using market quotations furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, or when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at a fair price as determined by the Adviser in good faith, in accordance with guidelines adopted by and subject to review of the Board. Manually priced securities held by the Fund (if any) are reviewed by the Board on a quarterly basis. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Money market mutual funds are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities - Fixed income securities such as corporate bonds and U.S. Government Securities when valued using market quotations in an active market, will be categorized as Level 1 securities.  However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  These securities will generally be categorized as Level 2 securities.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.  These securities will be categorized as Level 3 securities.

When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued at a fair price as determined by the Adviser in good faith, in accordance with guidelines adopted by and subject to review of the Board. Manually priced securities held by the Fund (if any) are reviewed by the Board on a quarterly basis. If the Adviser decides that a price provided by the pricing services does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. These securities are categorized as Level 2 or Level 3, when appropriate.

Transactions in foreign securities may involve certain considerations and risks not typically associated with those of U.S. companies because of, among other factors, the level of governmental supervision and regulation of foreign security markets, and the possibility of political or economic instability.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of February 28, 2014:

Valuation Inputs of Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 1,444,655	$ -	$ -	$ 1,444,655
Short-Term Investments Fifth Third Banksafe Trust	252,112	-	-	252,112
Total	$ 1,696,767	$ -	$ -	$ 1,696,767

* See the Schedule of Investments for categories by industry.

The Fund did not hold any Level 3 assets during the six months ended February 28, 2014. The Fund did not hold any derivative instruments at any time during the six months ended February 28, 2014. There were no significant transfers into or out of Level 1 or Level 2 during the six months ended February 28, 2014. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Note 4. Investment Management Agreement

The Fund has an Investment Advisory Agreement (the “Agreement”) with Plainsboro Global Capital, Inc. (the “Adviser”). Under this Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. Under this Agreement the Adviser pays the operating expenses of the Fund excluding fees payable under the Agreement and the Services Agreement, brokerage fees and commissions, taxes, interest expense, the costs of acquired fund fees and expenses, and extraordinary expenses. For its services the Adviser receives an investment management fee equal to 1.00% of the average daily net assets of the Fund. For the six months ended February 28, 2014, the Adviser earned a fee of $7,714 from the Fund.

Under the Services Agreement the Adviser receives an additional fee of 0.30% and is obligated to provide executive and administrative services, assist in the preparation of the Trust’s tax returns and various reports to shareholders, and provide non-investment related statistical and research data. For the six months ended February 28, 2014, the Adviser earned a fee of $2,314 from the Fund pursuant to the Services Agreement.

Note 5. Capital Share Transactions

Paid in capital at February 28, 2014, was $1,267,003 representing 122,458 shares outstanding. Transactions in capital stock were as follows:

	Six Months Ended February 28, 2014		Year Ended August 31, 2013
	Shares	Amount	Shares	Amount
Shares Sold	1,780	$ 25,000	1,069	$ 12,125
Shares Reinvested	18,689	250,426	7,367	78,381
Shares Redeemed	(2)	(40)	(1)	(8)
Net Increase	20,467	$ 275,386	8,435	$ 90,498

Shareholders are subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed within 90 days after their purchase.  For the six months ended February 28, 2014, no redemption fees were collected by the Fund from shareholder transactions.

Note 6. Investment Transactions

For the six months ended February 28, 2014, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $948,840 and $1,072,016, respectively.

Note 7. Tax Matters

For Federal income tax purposes, the cost of investments owned at February 28, 2014 was $1,466,590.

At February 28, 2014 the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	Depreciation	Net Appreciation
$271,977	$(41,800)	$230,177

Income and capital gains distributions are determined in accordance with Federal Income Tax regulations which may differ from accounting principles generally accepted in the United States.

As of February 28, 2014, the tax basis components of distributable earnings and unrealized depreciation were as follows:

Distributable Net Investment Income	$ -
Accumulated Undistributed Realized Gain on Investments	$ 250,280
Unrealized Appreciation on Investments	$ 230,177

The Fund paid a dividend of $0.32809 per share on December 30, 2013 totaling $33,809. The Fund paid a short term capital gain of $1.28725 per share on December 30, 2013 totaling $132,648. The Fund paid a long term capital gain of $0.81486 per share on December 30, 2013 totaling $83,969.

The Fund paid a dividend of $0.2420 per share on December 26, 2012 totaling $22,641. The Fund paid a short term capital gain of $0.5958 per share on December 26, 2012 totaling $55,740.

The tax characters of distributions paid during the six months ended February 28, 2014 and year ended August 31, 2013, are as follows:

	February 28, 2014	August 31, 2013
Ordinary income	$ 33,809	$ 22,641
Short-term capital gain	$ 132,648	$ 55,740
Net Investment Income	$ 166,457	$ 78,381
Long-term capital gain	$ 83,969	$ -

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss. Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Note 8. Control & Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the funds under Section 2(a)(9) of the Investment Company Act of 1940.  As of February 28, 2014, Yang Xiang owned approximately 96.30% outstanding shares of the Fund in a tax deferred IRA account, and therefore may be deemed to control the Fund.

Plainsboro China Fund
Expense Illustration
February 28, 2014 (Unaudited)

Expense Example

As a shareholder of the Plainsboro China Fund, you incur ongoing costs which typically consist of management fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 1, 2013 through February 28, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	September 1, 2013	February 28, 2014	September 1, 2013 to February 28, 2014

Actual	$1,000.00	$1,243.63	$7.23
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,018.35	$6.51

* Expenses are equal to the Fund's annualized expense ratio of 1.30%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

PLAINSBORO CHINA FUND

TRUSTEES & OFFICERS

FEBRUARY 28, 2014 (UNAUDITED)

The following table provides information regarding each Trustee who is not an “interested person” of the Fund, as defined in the Investment Company Act of 1940.

Name, Address [1] and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During Past 5 Years
JiyangShen Age: 47	Trustee	August 2011 – present.	Software Engineer – Allscripts (March 2004 to present).	1	Director, POS Consulting LLC
Hsien Chung E. Yang Age: 58	Trustee	August 2011 – present.	KoeppelTener Real Estate Services, Inc. (real estate services) (1986 to August 2006); KTR Real Estate Valuation Services LLC (Sept. 2006 to Nov. 2008); Founder/Accountant – J&E Company (accounting and consultant services) (Nov. 2008 to present).	1	Director, J&E Company

1The address of each director is c/o Plainsboro China Fund, 4 Windmill Court, Plainsboro, New Jersey 08536.

The following table provides information regarding each Trustee who is an “interested person” of the Fund, as defined in the Investment Company Act of 1940, and each officer of the Fund.

Name, Address [1] and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During Past 5 Years
Yang Xiang* Age: 47	Trustee, President, Chairman of the Board, Secretary, Treasurer and Chief Compliance Officer.	August 2011 –present.	Private Investor 10/2008 - Present Portfolio Manager/Analyst – Harding Loevner Management. 2000-10/2008.	1	Trustee, HX Chinese School at Plainsboro, NJ 2013- present

* Yang Xiang is considered an “Interested” Trustee, as defined in the Investment Company Act of 1940, as amended, because he owns the majority of the Adviser.

PLAINSBORO CHINA FUND

ADDITIONAL INFORMATION

FEBRUARY 28, 2014 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on November 30 and May 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-866-707-8588, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (866) 707-8588 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (866) 707-8588 to request a copy of the SAI or to make shareholder inquiries.

Board of Trustees

Yang Xiang

Hsien Chung E. Yang

Jiyang Shen

Investment Adviser

Plainsboro Global Capital, Inc.

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

Fifth Third Bank

Legal Counsel

The Law Offices of John H. Lively & Associates, Inc.

A member firm of the 1940 Act Law Group™

Independent Registered Public Accounting Firm

Cowan, Gunteski & Co., P.A.

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Item 2.Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4.Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

Item 7.Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's  disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities  Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Plainsboro Funds

By /s/ Yang Xiang

* Yang Xiang, President and Chief Compliance Officer

Date May 6, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Yang Xiang

*Yang Xiang

President and Chief Compliance Officer

Date May 6, 2014

By /s/Yang Xiang

*Yang Xiang

Treasurer and Principal Financial Officer

Date May 6, 2014

* Print the name and title of each signing officer under his or her signature.